TAX EFFECT ALLOCATED TO EACH COMPONENT OF OTHER COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Income and Comprehensive Income
Adjustment of pension and postretirement benefit plans	$ 3,301	$ 7,289	$ 10,251
Amortization of net losses	(8,744)	(8,562)	(7,839)
Amortization of prior service credit	1,482	1,482	1,482
Unrealized holding (losses) gains on investments arising during the period	4,831	1,081	2,569
Other-than-temporary impairment included in net income	(1,559)	(42)	(2,486)
Reclassification adjustment for (gains) losses included in net income	67	39	28
Unrealized net (losses) gains on cash flow hedges	505	1,409	1,707
Reclassification adjustment for net losses (gains) included in net income	(736)	(1,228)	(1,835)
Income tax benefit (expense)	$ (853)	$ 1,468	$ 3,877